Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000247025
Shareholder Report [Line Items]
Fund Name	Oak Harvest Long/Short Hedged Equity Fund
Class Name	Institutional Shares
Trading Symbol	OHFGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(833) 549-4121
Additional Information Website	https://oakharvestfunds.com/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$103	1.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.96%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 18, 2023)
Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares	11.48%	12.24%
S&P 500® Index	18.41%	22.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 70,780,644
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 483,698
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$70,780,644 Number of Portfolio Holdings69 Advisory Fee (net of waivers)$483,698 Portfolio Turnover101%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.8%
Materials	0.5%
Purchased Options	0.7%
Consumer Staples	1.2%
Energy	2.1%
Exchange-Traded Funds	2.9%
Industrials	5.3%
Health Care	12.4%
Consumer Discretionary	12.5%
Communications	13.9%
Financials	14.7%
Technology	31.0%